Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits - January 1	$ 4,937	$ 4,324
Increase for tax positions taken in prior period	67	619
Increase for tax positions taken in current period	203	694
Decrease for tax positions taken in prior period	(508)
Decrease for tax positions taken in current period	(43)	(146)
Decrease related to lapse in statute of limitations	(96)	(554)
Decrease related to settlement of positions taken in prior periods	(1,989)
Unrecognized tax benefits - December 31	$ 2,571	$ 4,937